CONSOLIDATED BALANCE SHEETS (Parenthetical)(USD ($)) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 1,127	$ 739
Ordinary shares, shares authorized	200,000,000	126,158,750
Ordinary shares, shares issued	34,365,250	19,565,000
Ordinary shares, shares outstanding	34,365,250	19,565,000
Cumulative preferred shares, shares authorized	0	7,141,250
Cumulative preferred shares, shares issued	0	7,141,250
Cumulative preferred shares, shares outstanding	0	7,141,250